Provisions - Fair Value of Plan Assets for Telefónica United Kingdom Pension Plan (Details) - Telefónica United Kingdom - Foreign defined benefit plans - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Credit instruments	€ 1,876	€ 1,710
Cash equivalents	143	129
Total	€ 2,019	€ 1,839